                         VAN KAMPEN GLOBAL EQUITY FUND

                               A PORTFOLIO OF THE
                          VAN KAMPEN SERIES FUND, INC.

                        SUPPLEMENT DATED AUGUST 19, 1999
                                     TO THE
                      PROSPECTUS DATED SEPTEMBER 30, 1998
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 3, 1999
                            ------------------------

    The section of the Prospectus entitled "MANAGEMENT OF THE
COMPANY -- PORTFOLIO MANAGERS -- GLOBAL EQUITY FUND" is hereby deleted in its entirety and replaced with the following:

    Frances Campion, Richard Boon and Paul Boyne. Frances Campion joined the Sub-Adviser in 1990 as a Global Equity Fund Manager and is now a Managing Director of the Sub-Adviser and Morgan Stanley. Her responsibilities include day-to-day management of the Global Equity Fund since its inception. Ms. Campion has ten years global investment experience. She is a graduate of University College Dublin. Richard Boon joined the Sub-Adviser's Global Equity team in September 1995 and became a Principal in December 1998. In addition to portfolio management, his responsibilities include security analysis on North American equities. Prior to joining the Sub-Adviser, he spent seven years in investment banking working on privatizations in both the U.K. and New Zealand. He is a graduate of both Canterbury and Victoria Universities, New Zealand. Paul Boyne joined the Sub-Adviser in 1993 and became a Principal in December 1998. At the Sub-Adviser, he assists in the implementation of the Global Equity Program and the analysis of North American equities. Prior to joining the Sub-Adviser, he was a Chartered Accountant with Grant Thornton International in Dublin.
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                      VAN KAMPEN GLOBAL FIXED INCOME FUND

                                PORTFOLIO OF THE
                          VAN KAMPEN SERIES FUND, INC.

                        SUPPLEMENT DATED AUGUST 19, 1999
                                     TO THE
                      PROSPECTUS DATED SEPTEMBER 30, 1998
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 3, 1999
                            ------------------------

    The section of the Prospectus entitled "MANAGEMENT OF THE
COMPANY -- PORTFOLIO MANAGERS -- GLOBAL FIXED INCOME FUND" is hereby deleted in its entirety and replaced with the following:

    J. David Germany, Michael B. Kushma, Paul F. O'Brien, Christian G. Roth and Ram Willner. J. David Germany has shared primary responsibility for managing the Fund's assets since September 1997. He joined the Sub-Adviser in 1996 and has been a portfolio manager with the Adviser's affiliate, Miller Anderson & Sherrerd, LLP ("MAS") since 1991. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios of the MAS-advised MAS Funds in 1993 and the MAS Funds' Multi-Asset-Class Portfolio in 1994. He holds an A.B. degree (Valedictorian) from Princeton University and a Ph.D in Economics from the Massachusetts Institute of Technology. Michael B. Kushma, a Principal of Morgan Stanley and the Sub-Adviser, joined the firm in 1987. He has shared primary responsibility for managing the Fund's assets since September 1995. He was a member of Morgan Stanley's global fixed income strategy group in the fixed income division from 1987-1995 where he became the division's senior government bond strategist. He joined the Sub-Adviser in 1995 where he took responsibility for the global fixed income portfolios. Mr. Kushma received an A.B. in economics from Princeton University in 1979, an M.Sc. in economics from the London School of Economics in 1981 and an M.Phil, in economics from Columbia University in 1983. Paul F. O'Brien has shared primary responsibility for managing the Fund's assets since September 1996. He joined the Sub-Adviser and MAS in 1996. He was head of European Economics from 1993 through 1995 for JP Morgan. He assumed responsibility for the MAS-advised MAS Funds' Global Fixed Income and International Fixed Income Portfolios in 1996. Mr. O'Brien holds a B.S. degree from the Massachusetts Institute of Technology and a Ph.D. in Economics from the University of Minnesota. Christian G. Roth joined MAS in 1991 and is a Principal of Morgan Stanley & Co. Incorporated. He has been a Portfolio Manager with MAS since 1993. Mr. Roth has shared primary responsibility for managing the Global Fixed Income Fund since September 1, 1998. Prior to joining MAS, he served as a Senior Associate in the Merchant Banking Group of Dean Witter Capital Corporation. Mr. Roth received a B.S. from The Wharton

School of the University of Pennsylvania. He is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia. Ram Willner, a Principal of Morgan Stanley, has been a portfolio manager with MAS since April 1, 1998. Ram Willner has shared primary responsibility for managing the Global Fixed Income Fund since April 1, 1998. From 1994 to 1998 he was a Market Strategist/Risk Control Manager and Director of International Bond Research with Pacific Investment Management Company and from 1992 to 1994 he was a Senior Quantitative Analyst for Sanford C. Bernstein & Co. Prior to that he was a Vice President of Citibank, N.A. Mr. Willner holds a B.A. from Brandeis University, an M.S.I.A. from Carnegie-Mellon University and a D.B.A. from Harvard University.